CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Class A ordinary shares Ordinary shares	Class B ordinary shares Ordinary shares	Total Renren Inc.'s equity (deficit)	Additional paid-in capital	Accumulated deficit	Statutory reserves	Accumulated other comprehensive income (loss)	Non-controlling interest	Total
Balance at Dec. 31, 2017	$ 727,000	$ 305,000	$ 674,804,000	$ 1,303,117,000	$ (653,173,000)	$ 6,712,000	$ 17,116,000	$ 33,942,000	$ 708,746,000
Balance (in shares) at Dec. 31, 2017	726,549,453	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	$ 0	$ 0	31,603,000	31,603,000	0	0	0	0	31,603,000
Other comprehensive loss	0	0	(3,390,000)	0	7,364,000	0	(10,754,000)	(2,519,000)	(5,909,000)
Noncontrolling interest arising from an acquisition	0	0	(2,519,000)	0	0	0	(2,519,000)	5,535,000	3,016,000
Disposal of subsidiaries			(64,000)	(64,000)				(1,421,000)	(1,485,000)
Capital contribution from non-controlling shareholder	0	0	7,947,000	7,947,000	0	0	0	5,995,000	13,942,000
Deconsolidation of Oak Pacific Investment			(634,278,000)	(634,278,000)	9,532,000		(9,532,000)		(634,278,000)
Net income (loss)	0	0	72,540,000	0	72,540,000	0	0	(8,059,000)	64,481,000
Exercise of share option and restricted shares vesting	$ 10,000	$ 0	822,000	812,000	0	0	0	0	822,000
Exercise of share option and restricted shares vesting (in shares)	10,672,995	0
Balance at Dec. 31, 2018	$ 737,000	$ 305,000	147,465,000	709,137,000	(563,737,000)	6,712,000	(5,689,000)	33,473,000	180,938,000
Balance (in shares) at Dec. 31, 2018	737,222,448	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	$ 0	$ 0	11,369,000	11,369,000	0	0	0	915,000	12,284,000
Other comprehensive loss	0	0	(3,340,000)	0	0	0	(3,344,000)	(1,524,000)	(4,864,000)
Net income (loss)	0	0	(51,097,000)	0	(51,097,000)	0	0	(56,391,000)	(107,488,000)
Exercise of share option and restricted shares vesting	$ 14,000	$ 0	8,000	(6,000)	0	0	0	0	8,000
Exercise of share option and restricted shares vesting (in shares)	13,594,185	0
Acquisition of interest in a dealership held by non-controlling shareholder	$ 0	$ 0	(187,000)	(187,000)	0	0	0	(1,325,000)	(1,512,000)
Disposal of a dealership	0	0	(81,000)	(81,000)	0	0	0	(701,000)	(782,000)
Reverse recapitalization of the Kaixin Offering			(21,345,000)	(21,040,000)			(305,000)	16,298,000	(5,047,000)
Issuance of units by KAH and conversion of rights to KAH's ordinary shares			5,184,000	5,184,000				2,316,000	7,500,000
Beneficial conversion feature of a convertible loan issued by Kaixin			1,471,000	1,471,000				657,000	2,128,000
Conversion of convertible loans issued by Kaixin to KAH's ordinary shares			14,666,000	14,666,000				6,553,000	21,219,000
Reclassification from liability to equity for contingent consideration								20,849,000	20,849,000
Balance at Dec. 31, 2019	$ 751,000	$ 305,000	104,113,000	720,513,000	(614,834,000)	6,712,000	(9,334,000)	21,120,000	125,233,000
Balance (in shares) at Dec. 31, 2019	750,816,633	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation			17,549,000	17,549,000				1,133,000	18,682,000
Other comprehensive loss			(372,000)				(372,000)	797,000	425,000
Capital contribution from non-controlling shareholder			2,329,000	2,329,000				1,885,000	4,214,000
Net income (loss)			(19,220,000)		(19,220,000)			(2,900,000)	(22,120,000)
Exercise of share option and restricted shares vesting	$ 19,000	$ 0	0	(19,000)	0	0	0	0	0
Exercise of share option and restricted shares vesting (in shares)	18,627,480	0
Waived performance and marketing conditions of ear out shares			(773,000)	(773,000)				773,000
Issuance of ordinary shares to EarlyBird Capital by Kaixin			663,000	663,000				337,000	1,000,000
Beneficial conversion feature of preferred shares issued by Kaixin			868,000	868,000				442,000	1,310,000
Balance at Dec. 31, 2020	$ 770,000	$ 305,000	$ 105,157,000	$ 741,130,000	$ (634,054,000)	$ 6,712,000	$ (9,706,000)	$ 23,587,000	$ 128,744,000
Balance (in shares) at Dec. 31, 2020	769,444,113	305,388,450